Mutual of America Life Insurance Company
320 Park Avenue
New York, New York  10022
September 6, 2023

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re: 	Mutual of America Life Insurance Company Separate Account No. 3
	File No. 811-09487

Commissioners:

Semi-Annual Reports, dated June 30, 2023 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Mutual of America Separate Account No. 3 of Mutual of
America Life Insurance Company pursuant to rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:


The Semi-Annual reports for certain portfolios of the Mutual of America Variable Insurance Portfolios, Inc. are incorporated by reference as filed on form N-CSR, CIK No. 0001776030, File No. 811-23449.

The Semi-Annual reports for certain portfolios of the Fidelity Variable Insurance Products are incorporated by reference as filed on form N-CSR, CIK No. 0000927384, File No. 811-07205; CIK No. 0000831016, File No. 811-05511;
CIK No. 0000823535, File No. 811-05361 and CIK No. 000356494,
File No. 811-03329.

The Semi-Annual reports for certain portfolios of the Vanguard
Variable Insurance Funds are incorporated by reference as filed on form N-CSR, CIK No. 0000857490, File No. 811-05962.

The Semi-Annual report for the VP Capital Appreciation Fund of the American Century Variable Portfolios is incorporated by reference as filed on form N-CSR, CIK No. 0000814680, File No. 811-05188.

The Semi-Annual report for the New World Fund of the American Funds Insurance Series is incorporated by reference as filed on form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual report for the Calvert VP SRI Balanced Portfolio of the Calvert Variable Series, Inc. is incorporated by reference as filed on form N-CSR, CIK No. 0000708950, File No. 811-03591.

The Semi-Annual report for the DWS Capital Growth VIP portfolio of Deutsche DWS Variable Series I are incorporated by reference as filed on form
N-CSR, CIK No. 0000764797, File No. 811-04257.

The Semi-Annual report for the Invesco V.I. Main Street Fund of AIM Variable Insurance Funds is incorporated by reference as filed on form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual report for the MFS Mid Cap Value Portfolio of MFS
Variable Insurance Trust III Funds is incorporated by reference as filed on form N-CSR, CIK No. 0001065698, File No. 811-08879.

The Semi-Annual report for the Real Return Portfolio of the PIMCO Variable Insurance Trust is incorporated by reference as filed on form N-CSR, CIK No. 0001047304, File No. 811-08399.

The Semi-Annual report for the Blue Chip Growth Portfolio of the T. Rowe Price Equity Series is incorporated by reference as filed on form N-CSR, CIK No. 0000918294, File No. 811-07143.





Sincerely,

/s/ Megan E. Wennerstrum


Megan E. Wennerstrum
Vice President, Financial and SEC Reporting